1. Organization, Basis of Presentation, and Nature of Operations (Policies)	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

Basis of Presentation

We prepare our financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”). The accompanying unaudited interim consolidated financial statements have been prepared in accordance with GAAP for interim financial information in accordance with Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In our opinion, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and nine-months ended September 30, 2018 are not necessarily indicative of the results for the full year. While we believe that the disclosures presented herein are adequate and not misleading, these interim financial statements should be read in conjunction with the audited financial statements and the footnotes thereto contained in our annual report on Form 10-K for the year ended December 31, 2017.

Our consolidated financial statements include our accounts and the accounts of our 100% owned subsidiaries, Gulf + Western Industries, Inc., Magellan Acquisition Corporation, Minerales Vane 2, S.A. de C.V., and Minerales Vane Operaciones, S.A de C.V. All intercompany transactions and balances have been eliminated. Our consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Reclassification	Reclassifications Certain items in these consolidated financial statements have been reclassified to conform to the current year's presentation.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities,” which addresses the recognition, measurement, presentation and disclosure of financial assets and liabilities. This ASU primarily affects the accounting for equity investments, financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. In addition, this ASU clarifies the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. This standard became effective on January 1, 2018. At the adoption of this standard the Company reclassified $8,518 from Accumulated Other Comprehensive Loss to Accumulated Deficit which represented the cumulative impact of the new standard.

Accounting Standards Update No. 2014-09—Revenue from Contracts with Customers (Topic 606). On May 28, 2014, the FASB issued guidance that requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This ASU was further amended by ASU No. 2015-14, No. 2016-08, No. 2016-10, No. 2016-12 and No. 2016-20. The guidance provides a five-step approach to be applied to all contracts with customers and also requires expanded disclosures about revenue recognition. The Company has performed an assessment of the revised guidance and the impacts on the Company’s Consolidated Financial Statements and disclosures and has determined that the adoption of this guidance did not have an impact. The Company adopted the new guidance effective January 1, 2018 using the modified retrospective approach.

Liquidity and Going Concern

Liquidity and Going Concern

Our unaudited consolidated financial statements have been prepared on a going concern basis, which assumes that we will be able to meet our obligations and continue our operations during the next fiscal year. Asset realization values may be significantly different from carrying values as shown in our consolidated financial statements and do not give effect to adjustments that would be necessary to the carrying values of assets and liabilities should we be unable to continue as a going concern. At September 30, 2018, we have not yet generated substantial revenues or achieved profitable operations and we have accumulated losses of $5,437,052. We expect to incur further losses in the development of our business, all of which raise substantial doubt about our ability to continue as a going concern. Our ability to continue as a going concern depends on our ability to generate future profits and/or to obtain the necessary financing to meet our obligations arising from normal business operations when they come due.

During the nine months ended September 30, 2018, we sold 17,000,000 units consisting of common stock and warrants and realized net proceeds of $340,000. Additionally, 6,000,000 warrants were exercised during the same period and net proceeds of $120,000 were realized. Proceeds from these transactions were generally used to fund working capital.

Additionally through various transactions with related parties during the year ended December 31, 2017, the Company realized approximately $1,075,000 which is primarily reflected in a series of promissory notes ("Series 2017 Notes"). The proceeds were generally used to fund the purchase of the SDA Mill in Mexico. The Series 2017 Notes are secured by a pledge of all the outstanding shares of Magellan Acquisition Corporation, a wholly-owned subsidiary that owns the SDA Mill through Minerales Vane 2.

We anticipate that additional funding will be in the form of additional loans from officers, directors or significant shareholders, or equity financing from the sale of our common stock but cannot assure than any future financings will occur.